DEBT - 2019 Convertible Debentures (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 07, 2024	Dec. 31, 2024	Dec. 31, 2023
DEBT
Aggregate principal amount			$ 90,500
2019 Convertible Debentures
DEBT
Interest rate	4.65%
Amount deposited into redemption funds	$ 46,100
Aggregate principal amount	9,800	$ 9,649
Amount of borrowings redeemed in shares	$ 35,900
Conversion of shares	7,184,000
Conversion price	$ 5
Redemption of debt instrument	$ 400
Amount received from trust redemption funds	$ 35,900